LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED NOVEMBER 12, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

DATED MARCH 1, 2013

The following language replaces any inconsistent information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services — Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of October 31, 2012.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Stephen A. Lanzendorf, CFA	Registered investment companies	7	3.3 billion	0	0
	Other pooled investment vehicles	13	820.3 million	1	4.7 million
	Other accounts	48	4.5 billion	3	85.8 million
Joseph S. Giroux*	Registered investment companies	4	719.5 million	0	0
	Other pooled investment vehicles	7	549.1 million	0	0
	Other accounts	5	96.1 million	0	0

*	Information is as of October 31, 2013.

Portfolio Managers Securities Ownership

The table below identifies ownership of the fund’s securities by the portfolio managers. Unless otherwise noted, all information is as of October 31, 2012.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Stephen A. Lanzendorf, CFA	None
Joseph S. Giroux*	None

*	Information is as of October 31, 2013.

Please retain this supplement for future reference.

BATX016028